Deferred Tax	12 Months Ended
Dec. 31, 2023
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Deferred Tax
Note 24: Deferred Tax
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2021	526	865	166	1,557
Acquisitions	-	-	14	14
Benefit to income statement - continuing operations	(15)	(162)	(129)	(306)
Translation and other, net	1	-	6	7
December 31, 2022	512	703	57	1,272
Acquisitions	7	-	61	68
(Benefit) expense to income statement - continuing operations	(6)	(400)	21	(385)
Translation and other, net	(6)	(1)	12	5
December 31, 2023	507	302	151	960

Deferred tax assets	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2021	267	1,058	175	191	1,691
Acquisitions	4	-	-	-	4
Expense to income statement - continuing operations	(105)	(77)	(8)	(36)	(226)
Benefit to other comprehensive income	-	-	43	-	43
Expense to equity	-	-	(28)	-	(28)
Translation and other, net	10	(2)	3	(2)	9
December 31, 2022	176	979	185	153	1,493
Acquisitions	12	-	-	5	17
Benefit (expense) to income statement - continuing operations	3	-	(6)	6	3
Expense to equity	-	-	(3)	-	(3)
Translation and other, net	(1)	1	1	-	1
December 31, 2023	190	980	177	164	1,511
Net deferred tax asset as of December 31, 2022					221
Net deferred tax asset as of December 31, 2023					551

The estimated recovery period for the deferred tax balances, which is based on the classification of the underlying items in the consolidated statement of financial position, is shown below:

	December 31,

	2023	2022
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	957	1,270
Deferred tax liabilities to be recovered within 12 months	3	2
Total deferred tax liabilities	960	1,272

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,428	1,400
Deferred tax assets to be recovered within 12 months	83	93
Total deferred tax assets	1,511	1,493
Net deferred tax asset	551	221
Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits and the resolution of uncertain tax positions is probable. The ability to realize these deferred tax benefits is dependent on a number of factors, including the future profitability of operations and the resolution of tax audits in the jurisdictions in which the deferred tax assets arose.
As of December 31, 2023, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	2,094	555	(555)	-
Net operating losses - other jurisdictions	1,711	432	(356)	76
Capital losses	552	140	(109)	31
Investment in subsidiaries	317	77	(77)	-
Other deductible temporary differences	336	89	(89)	-
U.S. state net operating losses (1)	n/m	3	(1)	2
Other attributes and credits (2)	n/a	153	(72)	81
Total	5,010	1,449	(1,259)	190
(1) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(2) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.
If not utilized, most of the Canadian tax losses and U.S. state tax losses carried forward will expire between 2024 and 2043. Approximately $915 million of the tax losses carried forward in other jurisdictions expire between 2034 and 2039, and the remainder may be carried forward indefinitely.
No deferred tax is recognized on the temporary differences associated with investments in subsidiaries and equity method investments to the extent that the Company can control the timing and reversal of such differences, or the reversal would not create a tax liability. These temporary differences are primarily attributable to the undistributed earnings of non-Canadian
subsidiaries, which were $14.4 billion as of December 31, 2023 (2022 – $15.8 billion).